Correction of error - Unaudited Condensed Consolidated Interim Statements of Income and Comprehensive Income (Details) - GBP (£) £ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Unaudited Condensed Consolidated Interim Statements of Income and Comprehensive Income
Research and development expenses	£ (31,951)	£ (27,500)
Administrative expenses	(20,710)	(24,266)
Related party administrative expenses	(42)	(42)
Other operating income	32,763	2,861
Operating loss	(19,940)	(48,947)
Finance income	7,397	32,333
Finance costs	(11,026)	(8,140)
Net finance income/(costs)	(3,629)	24,193
Loss before tax	(23,569)	(24,754)
Income tax credit	6,448	12,984
Net loss for the period	(17,121)	(11,770)
Foreign exchange translation differences	1,162	(6,922)
Total comprehensive loss for the period	£ (15,959)	(18,692)
As Reported
Unaudited Condensed Consolidated Interim Statements of Income and Comprehensive Income
Research and development expenses		(27,500)
Administrative expenses		(24,266)
Related party administrative expenses		(42)
Other operating income		15,845
Operating loss		(35,963)
Finance income		32,333
Finance costs		(8,140)
Net finance income/(costs)		24,193
Loss before tax		(11,770)
Net loss for the period		(11,770)
Adjustment
Unaudited Condensed Consolidated Interim Statements of Income and Comprehensive Income
Other operating income		(12,984)
Operating loss		(12,984)
Loss before tax		(12,984)
Income tax credit		£ 12,984